Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Deferred Performance Awards (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deferred performance awards [line Items]
Cash	£ 20	£ 27
Shares	19	24
Expenses charged in the year
Disclosure of deferred performance awards [line Items]
Cash	9	10
Shares	8	9
Deferred performance awards	17
Expenses charged in the year | Arising From Awards in Current Year
Disclosure of deferred performance awards [line Items]
Cash	2
Shares	2
Deferred performance awards	4
Expenses charged in the year | Arising From Awards in Prior Year
Disclosure of deferred performance awards [line Items]
Cash	7
Shares	6
Deferred performance awards	13
Expenses deferred to future periods
Disclosure of deferred performance awards [line Items]
Cash	11	17
Shares	11	£ 15
Deferred performance awards	22
Expenses deferred to future periods | Arising From Awards in Current Year
Disclosure of deferred performance awards [line Items]
Cash	2
Shares	2
Deferred performance awards	4
Expenses deferred to future periods | Arising From Awards in Prior Year
Disclosure of deferred performance awards [line Items]
Cash	9
Shares	9
Deferred performance awards	£ 18